New Standards, Interpretations and Amendments Adopted By The Group (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Increase in total assets	$ 108,800
Increase in total liabilities	111,100
Decrease in shareholders' equity	$ 3,000